Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	As of June 30,
	2025	2024
Payables to third parties	$2,896,341	$3,793,161
VAT payable (1)	1,471,133	1,333,470
Interest payable	-	95,326
Payroll payable	241,739	41,282
Others	30,000	-
Accrued expenses and other liabilities	$4,639,213	$5,263,239
(1)	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to a 6% VAT rate.